UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Quarter Ended December 31, 2006

Check here if Amendment; [ ] Amendment Number:

This Amendment (Check [ ] is a restatement
only one);            [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Diamond Capital Management Inc.
Address:          Dorinco 100
                  Midland, MI 48674
13F File Number:  28-7248

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Christopher K. Li
Title:            President, Diamond Capital Management Inc.
Phone:            989-636-2764

Signature, Place, and Date of Signing:

/S/ CHRISTOPHER K. LI, MIDLAND, MICHIGAN, (January 8, 2007)
Report Type (Check one only):

[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

List of Other Managers
Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
AND EXCHANGE ACT OF 1934.

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 68
Form 13F Information table Value Total(x 1000): $580,764



		                                 		Shares      (a)    (b)    (c)    Mgrs (a)   (b)   (c)
Name of Issuer		Class    CUSIP     	FMVx1000 	Call/Put(a) Sole   Share  Shared       Sole Share None
	                                                        	           as Def Other

SPDR TR			Comm	78462F103	39,229		  277,000	X			277,000
AVON PRODUCTS INC	Comm	054303102	28,157		  852,200	X			852,200
CITIGROUP INC		Comm	172967101	26,006		  466,900	X			466,900
AT&T CORP		Comm	00206R102	23,277		  651,100	X			651,100
INTEL CORP		Comm	458140100	21,941		1,083,500	X		      1,083,500
JP MORGAN CHASE & CO	Comm	46625H100	20,581		  426,100	X			426,100
AMGEN INC		Comm	031162100	19,701		  288,400	X			288,400
AMERICAN INTL GROUP INC	Comm	026874107	19,416		  270,950	X			270,950
MERCK & CO INC		Comm	589331107	19,280		  442,200	X			442,200
FIFTH THIRD BANCORP	Comm	316773100	18,869		  461,000	X			461,000
BANKAMERICA CORP	Comm	060505104	18,537		  347,200	X			347,200
United Parcel Service	Comm	911312106	18,528		  247,100	X			247,100
DELL COMPUTER CORP	Comm	24702R101	17,518		  698,200	X			698,200
AMDOX			Comm	G02602103	16,027		  413,600	X			413,600
AMERICAN EXPRESS CO	Comm	025816109	15,950		  262,900	X			262,900
ALLERGAN INC		Comm	018490102	15,494		  129,400	X			129,400
CADBURY SCHWEPPES-SPONS	Comm	127209302	15,352		  357,600	X			357,600
ASTRAZENECA ADR		Comm	046353108	14,132		  263,900	X			263,900
FEDERAL HOME LN MTG 	Comm	313400301	13,322		  196,200	X			196,200
BAKER HUGHES		Comm	057224107	12,901		  172,800	X			172,800
PFIZER INC		Comm	717081103	12,517		  483,300	X			483,300
WEATHERFORD INTERNL	Comm	G95089101	11,902		  284,800	X			284,800
VALERO ENERGY		Comm	91913Y100	11,528		  225,340	X			225,340
GLAXOSMITHKLINE ADR	Comm	37733W105	11,305		  214,270	X			214,270
MEDTRONIC INC		Comm	585055106	11,173		  208,800	X			208,800
VERIZON COMMUNICATIONS	Comm	92343V104	10,491		  281,700	X			281,700
AFLAC INCORPORATED	Comm	001055102	10,226		  222,300	X			222,300
HANESBRANDS INC.	Comm	410345102	 9,868		  417,800	X			417,800
NOMURA HOLDINGS INC-ADR	Comm	65535H208	 9,777		  516,200	X			516,200
PETROCHINA CO LTD - ADR	Comm	71646E100	 8,320		   59,100	X			 59,100
FRESENIUS MEDICAL CARE 	Comm	358029106	 8,320		  187,260	X			187,260
TELLABS INC		Comm	879664100	 5,780		  565,300	X			565,300
IMCLONE SYSTEMS		Comm	45245W109	 4,268 		  159,500	X			159,500
MICROSOFT CORP		Comm	594918104	 3,945		  132,100	X			132,100
STARBUCKS CORP		Comm	855244109	 2,936		   82,900	X			 82,900
FANNIE MAE		Comm	313586109	 2,821		   47,500	X			 47,500
PALM INC.		Comm	696643105	 2,732		  193,908	X			193,908
HOME DEPOT INC		Comm	437076102	 2,598		   64,700	X			 64,700
SUN MICROSYSTEMS INC	Comm	866810104	 1,513		  279,200	X			279,200
NETWORK APPLIANCE INC	Comm	64120L104	 1,495		   38,050	X			 38,050
ELECTRONIC ARTS INC	Comm	285512109	 1,393		   27,670	X			 27,670
QUALCOM			Comm	747525103	 1,281		   33,900	X			 33,900
SANDISK CORPORATION	Comm	80004C101	 1,215		   28,240	X			 28,240
PHELPS DODGE		Comm	717265102	   802		    6,695	X			  6,695
NVIDIA CORPORATION	Comm	67066G104	   566		   15,300	X			 15,300
IDEARC INCORPORATED	Comm	451663108	   404		   14,085	X			 14,085
Hon Hai Precision IND	Comm	6438564		 2,615		  366,500	X			366,500
TAIWAN SEMICONDUCTOR	Comm	6889106		 2,200		1,062,161	X		      1,062,161
PING AN			Comm	B01FLR7		 4,666		  843,000	X			843,000
CHINA SHENHUA		Comm	B09N7M0		 3,560		1,479,000	X		      1,479,000
CHINA MENGNIU DAIRY	Comm	B01B1L9		 3,087		1,174,000	X		      1,174,000
XINAO Gas Holdings	Comm	6333937		 2,412		2,132,000	X		      2,132,000
ISHARES A50 CHINA TRACK	Comm	B04V406		 2,332		  158,000	X			158,000
IND & COMM BANK CHINA	Comm	B1G1QD8		 2,087		3,360,000	X		      3,360,000
PETROCHINA CO LTD	Comm	6226576		 1,675		1,182,000	X		      1,182,000
Shanghai Forte		Comm	6589525		 1,566		3,500,000	X		      3,500,000
HSBC HOLDINGS PLC	Comm	6158163		 1,540		   84,000	X			 84,000
Zhejiang Expressway	Comm	6990763		 1,287		1,680,000	X		      1,680,000
DETANG INTL POWER GEN	Comm	6080716		 1,250		1,200,000	X		      1,200,000
Shanghai Real Estate	Comm	6201830		 1,177		3,402,000	X		      3,402,000
CLP Holdings		Comm	6097017		 1,087		  147,000	X			147,000
CHINA YURUN FOOD GROUP	Comm	B0D01C5		 1,057		1,146,000	X		      1,146,000
GREAT EAGLE HLDGS	Comm	6387406		 1,037		  360,000	X			360,000
Techtronic		Comm	B0190C7		 1,011		  780,000	X			780,000
SHENZHEN EXPRESSWAY CO	Comm	6848743		   850		1,416,000	X		      1,416,000
Gome Electrical Appl 	Comm	B01Z8S7		   466		  594,000	X			594,000
CHINA MOBILE LTD.	Comm	6073556		   259		   30,000	X			 30,000
CHINA COAL ENERGY	Comm	B1JNK84		   130		  200,000	X			200,000


GRAND TOTAL				        580,764

